Summary of Significant Accounting Policies - Lease - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)
Operating lease
Finance lease liability	¥ 0		¥ 0
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities	Liabilities
Lease practical expedients package	true
Operating lease right-of-use assets	¥ 42,417,409	$ 6,656,217	¥ 41,779,086
Operating lease liabilities	¥ 40,717,267
ASC 842
Operating lease
Operating lease right-of-use assets				¥ 3,500,000
Operating lease liabilities				¥ 3,000,000.0